Significant accounting policies - Investments and Accounts and notes receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant accounting policies
Impairment recorded for long-term investments	¥ 0	¥ 0	¥ 0
Allowance for doubtful accounts	¥ 1,722	¥ 1,308	¥ 2,884